Summary of Significant Accounting Policies - Additional Information (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Operating_segments shares	Dec. 31, 2021 USD ($) Operating_segments shares	Dec. 31, 2020 USD ($) Operating_segments shares	Dec. 31, 2018 USD ($) shares	Oct. 20, 2021	Apr. 03, 2019 shares	Jan. 30, 2018 shares
Redeemable noncontrolling interest		$ 726,800,000		$ 726,800,000
Allowance for credit losses				de minimis		de minimis
Liabilities for uncertain tax positions or gross unrecognized tax benefits				$ 0		$ 0	$ 0
Amortization of debt discount costs				238,000	$ 222,000
Debt issuance costs net		460,000		460,000		567,000	$ 553,000
Amortization of Debt Issuance Costs				191,000	223,000
Cost of sale excluding depreciation depletion and amortization		$ 63,504,000	$ 47,050,000	$ 126,059,000	$ 71,495,000
Corporate statutory tax rate percentage		21.00%		21.00%
Finance lease right of use assets		$ 36,609,000		$ 36,609,000		19,173,000
Finance lease right of use liability		39,330,000		39,330,000
Operating lease right of use assets		4,188,000		4,188,000		4,049,000
Operating lease liabilities		5,367,000		5,367,000
Operating lease liabilities current		1,205,000		1,205,000		1,082,000
Operating lease liabilities non current		4,162,000		4,162,000		$ 4,287,000
US Treasury Securities [Member]
Cash		$ 170,500,000		$ 170,500,000
Legacy Owners [Member]
Economic interest		42.90%		42.90%
2021 Term Loan Credit Facility
Adavance in loan credit facility				$ 180,000,000
Loans outstanding at a fixed interest rate		8.47%		8.47%						8.47%
Insured Cash Sweep
Deposits		$ 109,300,000		$ 109,300,000
Customer Concentration Risk | Accounts Receivable | Products And Services | Maximum | Two Customers
Concentration risk percentage				19.00%		19.00%
Customer Concentration Risk | Accounts Receivable | Products And Services | Minimum | Two Customers
Concentration risk percentage				10.00%		13.00%
2018 Term Loan Credit Facility
Loans outstanding at a fixed interest rate							13.00%
Write off debt issuance costs							$ 11,900,000
Debt extinguishment fees or prepayment penalty							4,500,000
2018 Term Loan Credit Facility | Class D units [Member]
Class of warrants or rights number of securities covered by warrants or rights | shares												41,299,845
2018 Term Loan Credit Facility | Maximum
Loans outstanding at a fixed interest rate												13.00%
2018 Term Loan Credit Facility | Minimum
Loans outstanding at a fixed interest rate												10.00%
2018 Asset Based Loan Credit Facility Amendment One | Class D units [Member]
Class of warrants or rights number of securities covered by warrants or rights | shares											4,192,460
2021 Term Loan Credit Facility
Loans outstanding at a fixed interest rate						8.47%
Atlas Sand Company LLC [Member]
Bad debts written off						$ 100,000	0	$ 0
Allowance for doubtful debts on accounts receivable current						0	0
Inventory spare parts net						700,000	100,000
Prepaid expenses current						5,200,000	2,700,000
Interests costs capitalized during the period						0	0	0
Asset retirement obligation accretion expenses						66,000	63,000
Contract with customers liability current						0	2,000,000	0
Amortization of debt discount costs						457,000	7,320,000	8,110,000
Amortization of Debt Issuance Costs						442,000	739,000	791,000
Debt extinguishment fees or prepayment penalty						0	4,514,000	0
Unit based compensation forefeiture value								200,000
Cost of sale excluding depreciation depletion and amortization						198,918,000	84,656,000	73,118,000
Employers matching contribution to defined contribution plan						$ 500,000	$ 400,000	$ 300,000
Corporate statutory tax rate percentage						0.00%	0.00%	0.00%
Number of operating segments | Operating_segments						1	1	1
Finance lease right of use assets						$ 19,173,000	$ 0
Finance lease right of use liability						20,155,000
Operating lease right of use assets						4,049,000	0
Operating lease liabilities						5,369,000
Operating lease liabilities current						1,082,000
Operating lease liabilities non current						4,287,000
Atlas Sand Company LLC [Member] | Depreciation, Depletion and Accretion Expense [Member]
Asset retirement obligation accretion expenses						100,000	100,000	$ 100,000
Atlas Sand Company LLC [Member] | Other Current Assets [Member]
Deposit assets current						700,000	1,200,000
Derivative asset current commodity derivatives						0	200,000
Atlas Sand Company LLC [Member] | Other Nonoperating Income (Expense) [Member]
Unrealized gain loss on commodity currents						1,800,000	100,000
Atlas Sand Company LLC [Member] | Other Noncurrent Assets [Member]
Deferred offering costs non current						6,300,000	400,000
Atlas Sand Company LLC [Member] | Product [Member]
Cost of sale excluding depreciation depletion and amortization						130,800,000	57,800,000	47,100,000
Atlas Sand Company LLC [Member] | Service [Member]
Cost of sale excluding depreciation depletion and amortization						$ 68,100,000	$ 26,900,000	$ 26,000,000
Atlas Sand Company LLC [Member] | TEXAS
Corporate statutory tax rate percentage						0.75%	0.75%	0.75%
Atlas Sand Company LLC [Member] | Customer Concentration Risk | Accounts Receivable | Two Customers
Concentration risk percentage						13.00%	11.00%
Atlas Sand Company LLC [Member] | Customer Concentration Risk | Accounts Receivable | One Customer [Member]
Concentration risk percentage						19.00%	13.00%
Atlas Sand Company LLC [Member] | Customer Concentration Risk | Accounts Receivable | Major Customer Three [Member]
Concentration risk percentage							10.00%
Atlas Sand Company LLC [Member] | Customer Concentration Risk | Revenue Benchmark [Member] | Two Customers
Concentration risk percentage								10.00%
Atlas Sand Company LLC [Member] | Customer Concentration Risk | Revenue Benchmark [Member] | One Customer [Member]
Concentration risk percentage						12.00%	13.00%	29.00%
Atlas Sand Company LLC [Member] | 2018 ABL Credit Facility | Class D units [Member]
Class of warrants or rights number of securities covered by warrants or rights | shares									41,299,845
Gross debt issuance costs incurred during the period gross									$ 32,200,000
Atlas Sand Company LLC [Member] | 2018 ABL Credit Facility | Other Noncurrent Assets [Member]
Debt issuance costs gross									$ 1,000,000
Debt issuance costs net						$ 200,000	$ 400,000
Atlas Sand Company LLC [Member] | 2018 Term Loan Credit Facility
Debt issuance costs gross							$ 800,000
Atlas Sand Company LLC [Member] | 2018 Asset Based Loan Credit Facility Amendment One | Class D units [Member]
Class of warrants or rights number of securities covered by warrants or rights | shares									4,192,460
Gross debt issuance costs incurred during the period gross								$ 2,200,000
Class of warrants or rights excercised during the period number of units issued | shares								2,515,470
Class of warrants or rights outstanding | shares						0	0
Atlas Sand Company LLC [Member] | 2021 Term Loan Credit Facility
Debt issuance costs gross							$ 2,300,000
Amortization of Debt Issuance Costs						$ 400,000
Atlas Sand Company LLC [Member] | 2021 Term Loan Credit Facility | Class D units [Member]
Gross debt issuance costs incurred during the period gross							1,800,000
Amortization of debt discount costs						500,000
Atlas Sand Company LLC [Member] | 2021 Term Loan Credit Facility | Interest Expense [Member]
Write off of debt discount						11,100,000
Write off debt issuance costs						800,000
Debt extinguishment fees or prepayment penalty						$ 4,500,000
Atlas Sand Company LLC [Member] | 2018 & 2021 Term Loan Facility
Amortization of Debt Issuance Costs							700,000	$ 800,000
Atlas Sand Company LLC [Member] | 2018 & 2021 Term Loan Facility | Class D units [Member]
Amortization of debt discount costs							$ 7,300,000	$ 8,100,000
Atlas Sand Company LLC [Member] | Tax Year 2019 [Member]
Open tax year						2019
Atlas Sand Company LLC [Member] | Tax Year 2020 [Member]
Open tax year							2020
Atlas Sand Company LLC [Member] | Tax Year 2021 [Member]
Open tax year								2021
Atlas Sand Company LLC [Member] | Accounting Standards Update 2016-02 [Member]
Finance lease right of use assets	$ 700,000
Reclassification from property plant and equipment to finance lease	700,000
Finance lease right of use liability	600,000
Operating lease right of use assets	5,400,000
Operating lease liabilities	7,100,000
Atlas Sand Company LLC [Member] | Accounting Standards Update 2016-02 [Member] | Other Current Liabilities [Member]
Operating lease liabilities current	2,300,000
Atlas Sand Company LLC [Member] | Accounting Standards Update 2016-02 [Member] | Other Noncurrent Liabilities [Member]
Operating lease liabilities non current	$ 4,800,000